Related Party Transactions	9 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions
14.	Related Party Transactions
Management compensation Key management compensation comprises the following:

	Three month periods ended		Nine month periods ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Salaries, bonus and other benefits	95	432	526	864
Share based compensation	259	241	512	727
	354	673	1,038	1,591

Personal Guarantees

	June 30, 2025	September 30, 2024
Promissory Note	-	519

Research Lab – Facility Usage Agreement

In May 2021, Electrovaya entered a month-to-month Facility Usage Agreement for the use of space and allocated staff of a third-party research firm providing access to laboratory facilities, primarily for research. The laboratory and pilot plant facilities have certain equipment and permits for research and developments with chemicals. The term of the agreement was for six months and could be terminated by either party upon 90 days notice.

In July 2021, the facility was acquired by an investor group controlled by the family of Dr. Sankar Das Gupta, which includes its CEO, Dr. Rajshekar Das Gupta.  The Facility Usage Agreement was not changed on the change of ownership and remains in effect between the Company and the owner, such that the monthly payment of Cdn $25,265 is now made to a related party of Electrovaya.

On June 7, 2023, the Facility Usage Agreement was retroactively extended from January 1, 2023, for an additional three years. The lease has been recognized as a lease liability and corresponding right of use asset.

Special Options Grants

In September 2021, on the recommendation of the Compensation Committee of the Company, a committee composed entirely of independent directors, the Board of Directors of the Company determined that it is advisable and in the best interests of the Company to amend the terms of the compensation of certain key personnel to incentivize future performance, to encourage retention of their services, and to align their interests with those of the Company’s shareholders.

Dr. Sankar Das Gupta was granted 700,000 options which vest in two tranches of 200,000 options and one tranche of 300,000 options, based on reaching specific target market capitalizations. The fair value of these options on the day of grant is calculated using the Monte Carlo method of option valuation and expensed over the mean vesting period in accordance with IFRS 2. The expense of $NIL and $175 is recorded within stock-based compensation in the unaudited condensed interim consolidated statement of earnings for the three and nine month periods ended June 30, 2025 (three and nine month periods ended June 30, 2024: $114 and $342)

Dr. Rajshekar Das Gupta was granted 900,000 options which vest in three tranches of 300,000 options based on reaching specific target market capitalizations. The fair value of these options on the day of issuance is calculated using the Monte Carlo method of option valuation and expensed over the mean vesting period in accordance with IFRS 2. The expense of $Nil and $Nil is recorded within stock-based compensation in the unaudited condensed interim consolidated statement of earnings for the three and nine month periods ended June 30, 2025 (three and nine month periods ended June 30, 2024: $Nil and $Nil).

In April 2023, following the suggestion of the Company's Compensation Committee, consisting entirely of independent directors, the Company's Board of Directors awarded Dr. Rajshekar Das Gupta a total of 600,000 options. These options will vest in two phases: 300,000 options and 300,000 options, contingent upon achieving certain target market capitalizations. The expense of $Nil and $78 is recorded within stock-based compensation in the unaudited condensed interim consolidated statement of earnings for the three and nine month periods ended June 30, 2025 (three and nine month periods ended June 30, 2024: $243 and $486).